GENERAL	12 Months Ended
Dec. 31, 2022
General Information About Financial Statement [Abstract]
GENERAL	GENERAL
a.General description of the Group and its operations
The consolidated financial statements of Selina Hospitality PLC (the "Company") and its subsidiaries (collectively, the "Group" or "Selina") for the year ended December 31, 2022 were authorized for issue in accordance with a resolution of the directors.
The Company was originally incorporated as a Sociedad Anonima (public limited company) in Panama. The Company was then redomiciled to Luxembourg on October 29, 2018, converted to a Societas Europaea on January 8, 2019, and subsequently transferred its registered office into the UK on March 26, 2019. On December 31, 2020, the Company was automatically converted into a UK Societas pursuant to Articles AA1 and AAA1 of the EC Regulation on the European Public Limited-Liability company as amended by the European Public Limited-Liability Company (Amendment Etc.) (EU Exit) Regulations 2018. In August 2021, the Company filed draft terms of conversion to convert its corporate form from a UK Societas to a public limited company, under the proposed name of Selina Hospitality PLC, in order to simplify the legal regime applicable to the Company and prepare the Company for a potential public listing. The conversion, which required the Company to adopt new Articles of Association in lieu of the existing Statutes, was approved by the holders of each class of shares of the Company by special resolutions passed on January 20, 2022.
On February 22, 2022, the Company converted to a UK public limited company and is now registered as Selina Hospitality PLC. The change in corporate form and name did not impact any of the Company's contractual rights or obligations or its capital structure. Selina Hospitality PLC is, by operation of law, the legal successor to Selina Holding Company, UK Societas in all respects and is registered with company number 13931732.

On October 27, 2022, after consummation of the Business Combination with BOA Acquisition Corp. , Selina's Ordinary Shares and Public Warrants began trading on The Nasdaq Global Market (“Nasdaq”) under the symbols “SLNA” and “SLNAW,” respectively (see Note 1 c).
The principal activity of the Company is that of a holding company. The Group operates in the hospitality and real estate industries, blending beautifully-designed accommodation options with coworking, recreation, wellness, and local experiences. Selina provides guests with a global infrastructure to seamlessly travel and work abroad. As of December 31, 2022, Selina was operating 118 locations throughout Mexico, South America, Central America, North America (the U.S.), Europe & Africa, Israel and Asia Pacific (APAC).
b.Effects of the Coronavirus (COVID-19) crisis
In response to the outbreak of the novel strain of the coronavirus, COVID-19 (the “COVID-19 pandemic”) in March 2020, as well as subsequent outbreaks driven by new variants of COVID-19, many jurisdictions around the world in which the Company operates implemented a variety of measures to reduce the spread of COVID-19, including restrictions on travel, “stay at home” rules, limitations on the sizes and types of gatherings, restrictions on types of business that may continue to operate, and/or restrictions on the types of construction projects that may continue among others. As a result, the COVID-19 pandemic negatively impacted almost every industry directly or indirectly and has had an outsized impact on the global travel and hospitality industries. Many of our hotels operated at lower occupancy rates in 2020 and 2021 relative to occupancy rates for periods prior to March 2020.

For these reasons, the COVID-19 pandemic resulted in a sharp decline in revenues at our hotels as compared to periods prior to March 2020 and significantly adversely affected our ability to successfully operate our hotels, and had a significant adverse effect on our business, financial condition, results of operations, liquidity and cash flows due to, among other factors:

    • a sharp decline in group, business and leisure travel resulting from (i) restrictions on travel imposed by governmental entities, public institutions and employers, (ii) the postponement or cancellation of conventions and conferences, music and arts festivals, sporting events and other large public gatherings, and (iii) the closure or limits on occupancy for tourist attractions;

    • negative public perceptions of travel and public gatherings in light of the perceived risks associated with COVID-19; and

    • increased operating costs from implementing enhanced cleaning protocols and other COVID-19 mitigation practices as well as employee severance and furlough costs.

In response to the economic challenges and uncertainty resulting from the COVID-19 pandemic and its impact on our business, we implemented cost reduction measures to mitigate the adverse impacts of COVID-19 during 2020 and 2021, which included lower discretionary and overhead spending, including reduced salaries in many cases, as well as an internal reorganization that reduced the size of our workforce, resulting in the elimination of corporate positions, the temporary closure or partial closure of approximately 85% of our hotels in 2020, and the furlough of certain employees. This reduction in workforce impacted most departments and resulted in the loss of institutional knowledge, relationships and expertise with respect to certain key roles, diverted attention from operating our business and had an adverse effect on our ability to further grow or develop certain areas of our business. While operations have partially normalized in 2022 and forward relative to pre-COVID-19 levels, should new COVID-19 variants result in additional significant travel restrictions, we may need to implement similar cost reduction measures in the future, which may have an adverse impact on our business.

The ongoing impact of the COVID-19 pandemic on the global economy over the longer term remains still uncertain and dependent on future developments that cannot be predicted with confidence at this time. Our financial results for all of 2020 and 2021 were materially adversely affected by the COVID-19 pandemic. We will continue to monitor potential shifts in 2023 as a result of the external environment.
c.Closing of the Business Combination
On December 2, 2021, the Company entered into a Business Combination Agreement (the “BCA”) by and among BOA Acquisition Corp. (“BOA”), the Company and Samba Merger Sub Inc., a direct, wholly-owned subsidiary of the Company. BOA was a blank check company incorporated for the purpose of effecting a merger or similar business combination with one or more businesses operating in the ‘PropTech’ space.

The Business Combination and related transactions closed on October 27, 2022, Samba Merger Sub, Inc. (“Merger Sub”), merged with and into BOA, with BOA surviving the Business Combination as a wholly owned subsidiary of Selina. Prior to the completion of the Business Combination, holders of approximately 95.8% of the BOA Class A Common Stock issued and outstanding as of such time elected to redeem such shares in accordance with BOA’s amended and restated certificate of incorporation. Following the completion of the Business Combination, the security holders of BOA immediately prior to such completion became security holders of Selina.

In connection with the completion of the Business Combination, the Company issued (i) 5.45 million Ordinary Shares to the PIPE (Private Investment in Public Equity) Investors and 1.23 million additional Ordinary Shares in exchange of the early payment fees for the Investors, at a price per share of $10.00, (ii) 0.37 million Ordinary Shares pursuant to the warrants issued in connection with a committed bridge loan facility and 0.45 million Ordinary Shares in exchange for a portion of BOA's underwriter fees, (iii) 5.75 million Ordinary Shares to former holders of the BOA Class B Common Stock and (iv) $147.5 million aggregate principal amount of Convertible Notes (the "CLN 2022") to the Convertible Note Investors for an aggregate purchase price equal to $118.0 million (Note 21). As additional consideration for the purchase price, the Convertible Note Investors received, in addition to other securities, 4,274,929 newly issued Convertible Note Warrants (Note 21). Also, in connection with the execution of the subscription agreements, the Convertible Note Investors entered into letter agreements with Bet on America LLC, BOA’s sponsor, pursuant to which the sponsor agreed to transfer to such investors, at the closing of the Business Combination, 899,125 shares of BOA Class B Common Stock owned by the sponsor, and ultimately Selina ordinary Shares in exchange therefore (the "CLN 2022 Sponsor Shares") (Note 21).

Further, immediately prior to the closing of the Business Combination, certain outstanding debt instruments of the Company converted and, as applicable, were discharged in full (to the extent of such conversion) in accordance with their respective terms, in consideration of the issuance to the holders of the convertible instruments of new ordinary shares of the Company (Notes 20 and 21):

•Most of the debt and accrued interest payable to holders of notes under the Convertible Loan Note Instrument (the "CLN 2020") converted into equity, with the $36 million amount of the proceeds being reinvested (the “Reinvestment Amount”) into New Notes issued under the Indenture (the "CLN 2022") (Note 21). Only $1.1 million amount of Notes under the Convertible Loan Note Instrument, held by one investor, remained unpaid as at the closing of the Business Combination and is due at the end of June 2023.
•The principal and interest under the Mexico Note ultimately was exchanged for New Notes issued under the CLN 2022, with the remaining amounts payable thereunder being repaid in cash, and the Mexico Note was fully satisfied and discharged.
•100% of the warrants issued under the Warrant Instrument were exercised for ordinary shares of Selina (Note 21).
•All pre-funded amounts under the PIPE (Private Investment in Public Equity) Investors (as described in Note 20) converted into ordinary shares of Selina.
•The investors exercised their rights under the Put and Call Option Agreements such that their investments in Selina Hospitality Operations Mexico, S.A. de C.V. were converted into ordinary shares of Selina.
•All amounts under the Term Loan Agreement (as described in Note 20) converted into equity and the loan was discharged.
•All amounts due under the $25 million committed bridge loan facility entered into by the Company in November 2021 (as described in Note 20), totaling $26.2 million, were repaid in full and the debt was discharged in full.
•On October 28, 2022 the outstanding amount of interest totaling $1 million under the $5 million Term Loan Note, as described in Note 20, was paid.

In addition, at the closing of the Business Combination, all remaining amounts to be funded by the PIPE Investors were funded and certain key shareholders of Selina entered into an Investor Rights Agreement pursuant to which, among other things, they agreed to certain lock-up restrictions pertaining to their shareholdings in exchange for certain registration rights under a resale registration statement to be filed by Selina following the closing of the Business Combination.

Upon the closing, the holders of BOA common stock and warrants became holders of ordinary shares and warrants in Selina, which instruments began trading on Nasdaq under the ticker symbols “SLNA” and “SLNAW”, respectively.

For additional information relating to the Business Combination see Note 14.